COLUMBIA FUNDS VARIABLE INSURANCE TRUST

COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE CAP GROWTH FUND
(the "Fund")

Supplement dated August 1, 2012 to the
Fund's prospectus dated May 1, 2012
(Replacing the supplement dated May 1, 2012)

(Columbia Variable Portfolio - Select Large Cap Growth Fund)

Effective immediately, the following changes are hereby made to the prospectus for the Fund:

The section of the prospectus for the Fund entitled "Principal Investment Strategies" is revised by deleting the fifth paragraph of such section and replacing the third paragraph with the following:

The Fund will not concentrate its assets in any single industry but may from time to time invest more than 25% of its assets in companies conducting business in various industries within an economic sector.

The section of the prospectus for the Fund entitled "Principal Risks" is revised by adding the following:

Depositary Receipts Risk - Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.